Revenue and expenses by nature - Schedule of Revenue and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 843,323	$ 724,526
Cost of revenue	171,425	147,755
Selling, general and administrative expenses
Commissions	113,287	125,531
Employee compensation	155,359	109,798
Share-based payments	139,103	53,180
Depreciation and amortization	101,492	90,828
Professional fees	32,387	24,532
Transaction losses (recovery)	(143)	2,662
Contingent consideration adjustment	(992)	0
Other	50,473	24,772
Selling, general and administrative expenses	590,966	431,303
Processing cost
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cost of revenue	166,995	143,261
Cost of goods sold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cost of revenue	4,430	4,494
Merchant transaction and processing services revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	835,093	715,769
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8,230	$ 8,757